                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04015

                         Eaton Vance Mutual Funds Trust
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                October 31, 2003
                             Date of Fiscal Year End

                                 April 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE LOGO]


[PHOTO OF TAX FORM]


SEMIANNUAL REPORT APRIL 30, 2003


[PHOTO OF STOCK EXCHANGE FLOOR]


EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND

FORMERLY TAX-MANAGED CAPITAL APPRECIATION FUND


[PHOTO OF CALCULATOR / TAX FORM]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND          AS OF APRIL 30, 2003

INVESTMENT UPDATE

MANAGEMENT DISCUSSION

[PHOTO OF ARIEH COLL]
Arieh Coll
Portfolio Manager

- Eaton Vance Tax-Managed Multi-Cap Opportunity Fund encountered a volatile market environment over the past six months. After hitting its bottom in early October of 2002, the stock market has risen sharply since March, as it anticipated a better economy and stronger corporate profits.

- To meet our investment objective, we are looking for growth companies that we expect to grow faster than the growth rate of the U.S. economy and the U.S. stock market as a whole. In this weaker economy, several of the companies that met our criteria were in the health care sector, which has seen a combination of growth prospects and attractive stock valuations. As a result, over the the last six months, we increased our exposure to drug stocks, which were a positive contributor to performance. Also aiding performance was the announcement in early April that long-term Portfolio holding Hotels.com is being acquired by USA Interactive.

- Among technology-related stocks, it was difficult to find compelling investments during the period because many tech companies are still suffering from the IT downturn. Our more successful investments in tech have been closely linked to the Internet and benefit from the migration from offline to online usage, such as travel and shopping sites. This is an area where consumer behavior patterns are changing, in spite of a weak economy; therefore, when valuations are reasonable, we have been selectively investing in these types of stocks. In the financial sector, we found attractive investments that we believe to have good growth prospects and reasonable valuations.

- In terms of what hurt performance during the period, some of our holdings in the areas of financial services and health care that were the subject of regulatory investigations or increased competition saw significant declines. As noted above, the continued volatility in the market has had a negative impact on performance. However, we believe that prospects for a stronger economy have improved. Consumers are more willing to spend, which is reflected in rising consumer confidence. We believe that they will also have more disposable income in the next few months, as the Bush tax cut is enacted, consumers refinance their mortgages again, and gasoline prices fall.

THE FUND

     The Past Six Months

- During the six months ended April 30, 2003, the Fund's Class A shares had a total return of 4.69%. This return was the result of an increase in net asset value (NAV)to $7.59 on April 30, 2003, from $7.25 on October 31, 2002.(1)

- The Fund's Class B shares had a total return of 4.38% during the same period, the result of an increase in NAV to $7.39 from $7.08.(1)

- The Fund's Class C shares had a total return of 4.37% during the same period, the result of an increase in NAV to $7.40 from $7.09.(1)

- For comparison, the S&P500 Composite Index - a broad-based, unmanaged market index commonly used to measure overall U.S. stock market performance
     - returned 4.47% for the six-month period ended April 30, 2003.(2)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

FUND INFORMATION
AS OF APRIL 30, 2003

PERFORMANCE(3)                CLASS A      CLASS B      CLASS C
-----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                       -22.15%      -22.70%      -22.68%
Life of Fund+                   -9.28       -10.20       -10.16

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                       -26.60%      -26.56%      -23.45%
Life of Fund+                  -11.16       -11.50       -10.16%

+ Inception Dates - Class A: 6/30/00; Class B: 7/10/00; Class C: 7/10/00

TEN LARGEST HOLDINGS(4)

Progressive Corp.                               7.4%
Biovail Corp.                                   5.7
Hollywood Entertainment Corp.                   4.1
MIM Corp.                                       3.5
Hotels.com Class A                              3.4
Everest Re Group Ltd.                           3.2
McDonald's Corp.                                3.2
United Surgical Partners International, Inc.    2.9
USA Interactive, Inc.                           2.5
Capital One Financial Corp.                     2.4

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B and Class C shares. (2) It is not possible to invest directly in an Index.
    (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest holdings accounted for 38.3% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND          AS OF APRIL 30, 2003

PERFORMANCE

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                          ONE YEAR     LIFE OF FUND
Return Before Taxes                        -22.15%           -9.28%
Return After Taxes on Distributions        -22.15%           -9.28%
Return After Taxes on Distributions        -14.40%           -7.29%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                          ONE YEAR     LIFE OF FUND
Return Before Taxes                        -26.60%          -11.16%
Return After Taxes on Distributions        -26.60%          -11.16%
Return After Taxes on Distributions        -17.29%           -8.73%
and Sale of Fund Shares


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                          ONE YEAR     LIFE OF FUND
Return Before Taxes                        -22.70%          -10.20%
Return After Taxes on Distributions        -22.70%          -10.20%
Return After Taxes on Distributions        -14.75%           -8.00%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                          ONE YEAR     LIFE OF FUND
Return Before Taxes                        -26.56%          -11.50%
Return After Taxes on Distributions        -26.56%          -11.50%
Return After Taxes on Distributions        -17.27%           -8.99%
and Sale of Fund Shares


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                          ONE YEAR     LIFE OF FUND
Return Before Taxes                        -22.68%          -10.16%
Return After Taxes on Distributions        -22.68%          -10.16%
Return After Taxes on Distributions        -14.74%           -7.96%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                          ONE YEAR     LIFE OF FUND
Return Before Taxes                        -23.45%          -10.16%
Return After Taxes on Distributions        -23.45%          -10.16%
Return After Taxes on Distributions        -15.24%           -7.96%
and Sale of Fund Shares

Class A commenced operations on 6/30/00. Class B and Class C commenced operations on 7/10/00. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance (both before and after taxes)is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
------------------------------------------------------
Investment in Tax-Managed Multi-Cap
   Opportunity Portfolio, at value
   (identified cost, $31,542,927)         $ 36,874,919
Receivable for Fund shares sold                 20,246
------------------------------------------------------
TOTAL ASSETS                              $ 36,895,165
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $     58,385
Payable to affiliate for distribution
   and service fees                              6,800
Payable to affiliate for Trustees' fees             15
Accrued expenses                                37,568
------------------------------------------------------
TOTAL LIABILITIES                         $    102,768
------------------------------------------------------
NET ASSETS                                $ 36,792,397
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $ 48,251,598
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (16,408,815)
Accumulated net investment loss               (382,378)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          5,331,992
------------------------------------------------------
TOTAL                                     $ 36,792,397
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 12,482,863
SHARES OUTSTANDING                           1,644,137
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.59
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $7.59)       $       8.05
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 13,349,668
SHARES OUTSTANDING                           1,807,653
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.39
------------------------------------------------------

Class C Shares
------------------------------------------------------
NET ASSETS                                $ 10,959,866
SHARES OUTSTANDING                           1,481,515
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.40
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2003
Investment Income
----------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $2,696)              $   31,838
Interest allocated from Portfolio              9,112
Expenses allocated from Portfolio           (148,219)
----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $ (107,269)
----------------------------------------------------

Expenses
----------------------------------------------------
Administration fee                        $   27,622
Trustees' fees and expenses                       90
Distribution and service fees
   Class A                                    16,143
   Class B                                    59,973
   Class C                                    54,309
   Class D                                     5,192
Transfer and dividend disbursing agent
   fees                                       51,723
Registration fees                             32,949
Printing and postage                          10,917
Legal and accounting services                  6,893
Custodian fee                                  6,621
Miscellaneous                                  2,677
----------------------------------------------------
TOTAL EXPENSES                            $  275,109
----------------------------------------------------

NET INVESTMENT LOSS                       $ (382,378)
----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (307,944)
   Foreign currency transactions                (136)
----------------------------------------------------
NET REALIZED LOSS                         $ (308,080)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $2,181,172
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $2,181,172
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $1,873,092
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $1,490,714
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (382,378) $       (725,069)
   Net realized loss                              (308,080)       (8,149,913)
   Net change in unrealized
      appreciation (depreciation)                2,181,172         1,605,513
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      1,490,714  $     (7,269,469)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      1,628,655  $      8,488,672
      Class B                                    2,995,814         6,182,208
      Class C                                    2,423,721         8,885,763
      Class D                                      173,163           815,557
   Issued in reorganization of Eaton
      Vance Tax-Managed Young
      Shareholder Fund
      Class A                                           --         1,486,483
      Class B                                           --         1,662,196
      Class C                                           --         1,179,885
      Class D                                           --            77,316
   Cost of shares redeemed
      Class A                                   (3,948,913)       (3,874,438)
      Class B                                   (2,141,168)       (2,644,894)
      Class C                                   (3,337,969)       (4,881,624)
      Class D                                   (1,247,920)         (264,219)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $     (3,454,617) $     17,112,905
----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (1,963,903) $      9,843,436
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     38,756,300  $     28,912,864
----------------------------------------------------------------------------
AT END OF PERIOD                          $     36,792,397  $     38,756,300
----------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $       (382,378) $             --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CLASS A
                                  --------------------------------------------------------------------
                                  SIX MONTHS ENDED                 YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      ------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(1)          2000(1)(2)
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.250           $ 8.380        $11.340           $10.000
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.057)          $(0.114)       $(0.065)          $(0.016)
Net realized and unrealized
   gain (loss)                          0.397            (1.016)        (2.895)            1.356
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.340           $(1.130)       $(2.960)          $ 1.340
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.590           $ 7.250        $ 8.380           $11.340
------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          4.69%           (13.48)%       (26.10)%           13.40%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $12,483           $14,289        $10,637           $   674
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.81%(5)          1.60%          1.40%             1.48%(5)
   Net expenses after
      custodian fee
      reduction(4)                       1.81%(5)          1.60%          1.40%             1.40%(5)
   Net investment loss                  (1.59)%(5)        (1.35)%        (0.69)%           (0.43)%(5)
Portfolio Turnover of the
   Portfolio                              114%              225%           324%               90%
------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                             1.67%          2.40%            12.00%(5)
   Expenses after custodian
      fee reduction(4)                                     1.67%          2.40%            11.92%(5)
   Net investment loss                                    (1.42)%        (1.69)%          (10.96)%(5)
Net investment loss per share                           $(0.120)       $(0.159)          $(0.408)
------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, June 30, 2000 to October 31, 2000.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CLASS B
                                  --------------------------------------------------------------------
                                  SIX MONTHS ENDED                 YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      ------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(1)          2000(1)(2)
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.080           $ 8.260        $11.260           $10.000
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.082)          $(0.175)       $(0.131)          $(0.027)
Net realized and unrealized
   gain (loss)                          0.392            (1.005)        (2.869)            1.287
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.310           $(1.180)       $(3.000)          $ 1.260
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.390           $ 7.080        $ 8.260           $11.260
------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          4.38%           (14.29)%       (26.64)%           12.60%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $13,350           $11,939        $ 8,931           $   714
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.56%(5)          2.35%          2.15%             2.23%(5)
   Net expenses after
      custodian fee
      reduction(4)                       2.56%(5)          2.35%          2.15%             2.15%(5)
   Net investment loss                  (2.34)%(5)        (2.10)%        (1.43)%           (0.78)%(5)
Portfolio Turnover of the
   Portfolio                              114%              225%           324%               90%
------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                             2.42%          3.15%            12.75%(5)
   Expenses after custodian
      fee reduction(4)                                     2.42%          3.15%            12.67%(5)
   Net investment loss                                    (2.17)%        (2.43)%          (11.30)%(5)
Net investment loss per share                           $(0.181)       $(0.223)          $(0.391)
------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, July 10, 2000 to October 31, 2000.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CLASS C
                                  --------------------------------------------------------------------
                                  SIX MONTHS ENDED                 YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      ------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(1)          2000(1)(2)
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.090           $ 8.270        $11.260           $10.000
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.082)          $(0.175)       $(0.133)          $(0.025)
Net realized and unrealized
   gain (loss)                          0.392            (1.005)        (2.857)            1.285
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.310           $(1.180)       $(2.990)          $ 1.260
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.400           $ 7.090        $ 8.270           $11.260
------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          4.37%           (14.27)%       (26.55)%           12.60%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $10,960           $11,432        $ 8,670           $   308
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.56%(5)          2.35%          2.15%             2.23%(5)
   Net expenses after
      custodian fee
      reduction(4)                       2.56%(5)          2.35%          2.15%             2.15%(5)
   Net investment loss                  (2.34)%(5)        (2.10)%        (1.46)%           (0.72)%(5)
Portfolio Turnover of the
   Portfolio                              114%              225%           324%               90%
------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                             2.42%          3.15%            12.75%(5)
   Expenses after custodian
      fee reduction(4)                                     2.42%          3.15%            12.67%(5)
   Net investment loss                                    (2.17)%        (2.46)%          (11.24)%(5)
Net investment loss per share                           $(0.181)       $(0.224)          $(0.390)
------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, July 10, 2000 to October 31, 2000.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (formerly Eaton Vance Tax-Managed Capital Appreciation Fund) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently offers three classes of shares.
   Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sale charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. The Fund previously offered Class D shares. Such offering was discontinued during the six months ended April 30, 2003. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Multi-Cap Opportunity Portfolio (formerly the Capital Appreciation Portfolio) (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (69.2%) at April 30, 2003. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $14,784,216 which will reduce taxable income arising from future net realized gains, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire on October 31, 2008 ($113,885), October 31, 2009 ($5,993,050) and October 31, 2010 ($8,677,281).

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 G Interim Financial Statements -- The interim financial statements relating to
   April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   substantially all of its net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                SIX MONTHS ENDED
                                                 APRIL 30, 2003          YEAR ENDED
    CLASS A                                       (UNAUDITED)         OCTOBER 31, 2002
    ------------------------------------------------------------------------------------
    Sales                                               223,151               962,879
    Redemptions                                        (549,579)             (480,035)
    Issued to Eaton Vance Tax-Managed Young
     Shareholder Fund shareholders                           --               218,922
    ------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (326,428)              701,766
    ------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                 APRIL 30, 2003          YEAR ENDED
    CLASS B                                       (UNAUDITED)         OCTOBER 31, 2002
    ------------------------------------------------------------------------------------
    Sales                                               423,773               698,496
    Redemptions                                        (302,606)             (344,190)
    Issued to Eaton Vance Tax-Managed Young
     Shareholder Fund shareholders                           --               250,709
    ------------------------------------------------------------------------------------
    NET INCREASE                                        121,167               605,015
    ------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                 APRIL 30, 2003        YEAR ENDED
    CLASS C                                       (UNAUDITED)       OCTOBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                               337,723            997,713
    Redemptions                                        (468,458)          (611,856)
    Issued to Eaton Vance Tax-Managed Young
     Shareholder Fund shareholders                           --            177,693
    --------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (130,735)           563,550
    --------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                 APRIL 30, 2003          YEAR ENDED
    CLASS D                                      (UNAUDITED)(1)       OCTOBER 31, 2002
    ------------------------------------------------------------------------------------
    Sales                                                21,094                85,948
    Redemptions                                        (161,487)              (30,331)
    Issued to Eaton Vance Tax-Managed Young
     Shareholder Fund shareholders                           --                10,562
    ------------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (140,393)               66,179
    ------------------------------------------------------------------------------------

 (1) Offering of Class D shares was discontinued during the six months ended April 30, 2003. (See Note 1)

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) (the Administrator) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2003, the administration fee amounted to $27,622. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2003, no significant amounts have been earned. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,372 as its portion of the sales charge on sales of Class A shares for the six

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   months ended April 30, 2003. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan), and Class D shares (Class D Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B,
   Class C and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $44,980, $40,732, and $3,894 for Class B, Class C, and Class D, respectively, to or payable to EVD for the six months ended April 30, 2003, representing 0.75% (annualized) of the average daily net assets for Class B, Class C, and Class D shares, respectively. At April 30, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $823,000 and $787,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distributions fees payable by the Fund to EVD and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2003 amounted to $16,143, $14,993, $13,577, and $1,298 for Class A, Class B, Class C, and Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, Class C and Class D redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C and Class D Plans, respectively (see Note 5). CDSC charges received on Class B, Class C and Class D redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $32,000, $1,000 and $1,000 of CDSC paid by shareholders for Class B, Class C and Class D shares, respectively, for the six months ended April 30, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2003, aggregated $7,291,283 and $10,802,947, respectively.

8 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on September 30, 2002, the Fund acquired the net assets of Eaton Vance Tax-Managed Young Shareholder Fund pursuant to an Agreement and Plan of Reorganization dated June 18, 2002. In accordance with the agreement, the Fund issued 218,922 Class A shares, 250,709 Class B shares, 177,693 Class C shares and 10,562 Class D shares having a total aggregate value of $4,405,880. As a result, the Fund issued 1.202 shares of Class A, 1.208 shares of Class B, 1.205 shares of Class C, and 1.056 shares of Class D for each share of Class A, Class B, Class C and Class D of Eaton-Vance Tax-Managed Young Shareholder Fund. The transaction was structured for tax purposes to qualify as a

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   tax free reorganization under the Internal Revenue Code. The Eaton Vance Tax-Managed Young Shareholder Fund's net assets at the date of the transaction was $4,405,880, including $67,151 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund was $36,973,411 with a net asset value of $6.79, $6.63, $6.64, and $7.32 for Class A, Class B, Class C, and
   Class D, respectively.

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 99.3%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 1.3%
----------------------------------------------------------------------
TMP Worldwide, Inc.(1)                           39,900    $   669,123
----------------------------------------------------------------------
                                                           $   669,123
----------------------------------------------------------------------
Agricultural Services -- 1.2%
----------------------------------------------------------------------
Monsanto Co.                                     37,000    $   643,800
----------------------------------------------------------------------
                                                           $   643,800
----------------------------------------------------------------------
Airlines -- 1.5%
----------------------------------------------------------------------
AMR Corp.(1)                                     60,000    $   269,400
Delta Air Lines, Inc.                            43,000        549,970
----------------------------------------------------------------------
                                                           $   819,370
----------------------------------------------------------------------
Banks -- 0.9%
----------------------------------------------------------------------
Commerce Bancorp, Inc.                           12,500    $   508,375
----------------------------------------------------------------------
                                                           $   508,375
----------------------------------------------------------------------
Biotechnology -- 2.0%
----------------------------------------------------------------------
Celgene Corp.(1)                                 17,000    $   452,370
Cephalon, Inc.(1)                                15,000        612,600
----------------------------------------------------------------------
                                                           $ 1,064,970
----------------------------------------------------------------------
Broadcasting and Cable -- 4.2%
----------------------------------------------------------------------
Comcast Corp., Special Class A(1)                22,100    $   664,326
Liberty Media Corp.(1)                           25,000        275,000
USA Interactive, Inc.(1)                         44,200      1,323,790
----------------------------------------------------------------------
                                                           $ 2,263,116
----------------------------------------------------------------------
Broadcasting and Radio -- 0.5%
----------------------------------------------------------------------
Cumulus Media, Inc. Class A(1)                   16,000    $   275,840
----------------------------------------------------------------------
                                                           $   275,840
----------------------------------------------------------------------
Business Services -- 1.0%
----------------------------------------------------------------------
Heidrick and Struggles International,
Inc.(1)                                          20,000    $   280,000
Hudson Highland Group, Inc.(1)                    6,375         94,548
On Assignment, Inc.(1)                           31,600        151,680
----------------------------------------------------------------------
                                                           $   526,228
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Chemicals -- 1.3%
----------------------------------------------------------------------
OM Group, Inc.                                   60,000    $   699,600
----------------------------------------------------------------------
                                                           $   699,600
----------------------------------------------------------------------
Communications Services -- 0.5%
----------------------------------------------------------------------
Polycom, Inc.(1)                                 28,000    $   274,960
----------------------------------------------------------------------
                                                           $   274,960
----------------------------------------------------------------------
Computers - Integrated Systems -- 0.6%
----------------------------------------------------------------------
Brocade Communications Systems, Inc.(1)          55,000    $   317,350
----------------------------------------------------------------------
                                                           $   317,350
----------------------------------------------------------------------
Computers and Business Equipment -- 2.2%
----------------------------------------------------------------------
Drexler Technology Corp.(1)                      49,000    $   781,060
Insight Enterprises, Inc.(1)                     51,100        385,294
----------------------------------------------------------------------
                                                           $ 1,166,354
----------------------------------------------------------------------
Consumer Staples -- 0.9%
----------------------------------------------------------------------
Colgate-Palmolive Co.                             8,000    $   457,360
----------------------------------------------------------------------
                                                           $   457,360
----------------------------------------------------------------------
Distribution Services -- 0.9%
----------------------------------------------------------------------
Airgas, Inc.(1)                                  24,000    $   485,520
----------------------------------------------------------------------
                                                           $   485,520
----------------------------------------------------------------------
Drugs -- 13.3%
----------------------------------------------------------------------
American Pharmaceutical Partners,
Inc.(1)                                          24,653    $   575,648
Andrx Corp.(1)                                   16,000        258,240
Biovail Corp.(1)                                 84,500      3,054,675
IVAX Corp.(1)                                    18,000        289,260
King Pharmaceuticals, Inc.(1)                    41,000        517,010
Taro Pharmaceutical Industries Ltd.(1)           27,500      1,258,400
Teva Pharmaceutical Industries Ltd.              24,000      1,120,800
----------------------------------------------------------------------
                                                           $ 7,074,033
----------------------------------------------------------------------
Education -- 2.3%
----------------------------------------------------------------------
Apollo Group, Inc. Class A(1)                    10,500    $   569,089
Sylvan Learning Systems, Inc.(1)                 38,400        673,536
----------------------------------------------------------------------
                                                           $ 1,242,625
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Electronic Equipment & Instruments -- 1.0%
----------------------------------------------------------------------
L-3 Communications Holdings, Inc.(1)             11,500    $   510,600
----------------------------------------------------------------------
                                                           $   510,600
----------------------------------------------------------------------
Electronic Manufacturing Services -- 0.7%
----------------------------------------------------------------------
FLIR Systems, Inc.(1)                             7,000    $   364,560
----------------------------------------------------------------------
                                                           $   364,560
----------------------------------------------------------------------
Energy Sources -- 0.7%
----------------------------------------------------------------------
Calpine Corp.(1)                                 70,000    $   375,900
----------------------------------------------------------------------
                                                           $   375,900
----------------------------------------------------------------------
Financial Services -- 5.8%
----------------------------------------------------------------------
Capital One Financial Corp.                      30,500    $ 1,277,035
IndyMac Bancorp, Inc.                            39,000        868,920
MBNA Corp.                                       37,000        699,300
Student Loan Corp., (The)                         2,500        268,025
----------------------------------------------------------------------
                                                           $ 3,113,280
----------------------------------------------------------------------
Health Care Services -- 9.6%
----------------------------------------------------------------------
American Healthcorp, Inc.(1)                     39,900    $   985,131
Cerner Corp.(1)                                  28,000        559,440
Davita, Inc.(1)                                      50          1,031
MIM Corp.(1)                                    251,760      1,842,883
United Surgical Partners International,
Inc.(1)                                          82,000      1,519,460
VistaCare, Inc. Class A(1)                        9,600        194,400
----------------------------------------------------------------------
                                                           $ 5,102,345
----------------------------------------------------------------------
Insurance -- 14.3%
----------------------------------------------------------------------
Endurance Specialty Holdings Ltd.(1)              5,600    $   154,000
Everest Re Group Ltd.                            24,603      1,713,599
Kingsway Financial Services, Inc.(1)             69,200        790,264
Mercury General Corp.                            14,000        616,000
Platinum Underwriters Holdings Ltd.              14,446        382,097
Progressive Corp.                                58,000      3,944,000
----------------------------------------------------------------------
                                                           $ 7,599,960
----------------------------------------------------------------------
Internet Services -- 2.6%
----------------------------------------------------------------------
Overture Services, Inc.(1)                       47,900    $   512,530
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Internet Services (continued)
----------------------------------------------------------------------
Yahoo!, Inc.(1)                                  35,000    $   867,300
----------------------------------------------------------------------
                                                           $ 1,379,830
----------------------------------------------------------------------
Investment Services -- 0.9%
----------------------------------------------------------------------
PMI Group, Inc.                                  15,000    $   462,300
----------------------------------------------------------------------
                                                           $   462,300
----------------------------------------------------------------------
Leisure and Tourism -- 3.4%
----------------------------------------------------------------------
Hotels.com Class A(1)                            25,250    $ 1,807,900
----------------------------------------------------------------------
                                                           $ 1,807,900
----------------------------------------------------------------------
Medical Products -- 2.1%
----------------------------------------------------------------------
Digene Corp.(1)                                  23,500    $   446,735
Gen-Probe Inc.(1)                                18,000        558,900
Martek Biosciences Corp.(1)                       3,700        125,911
----------------------------------------------------------------------
                                                           $ 1,131,546
----------------------------------------------------------------------
Mortgage Bank -- 0.9%
----------------------------------------------------------------------
Doral Financial Corp.                            12,000    $   480,120
----------------------------------------------------------------------
                                                           $   480,120
----------------------------------------------------------------------
Network Hardware -- 1.4%
----------------------------------------------------------------------
NetScreen Technologies, Inc.(1)                  37,500    $   760,500
----------------------------------------------------------------------
                                                           $   760,500
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.9%
----------------------------------------------------------------------
El Paso Corp.                                    70,000    $   525,000
Patterson-UTI Energy, Inc.(1)                    14,000        463,260
----------------------------------------------------------------------
                                                           $   988,260
----------------------------------------------------------------------
Personal Care -- 0.5%
----------------------------------------------------------------------
Estee Lauder Companies Inc., (The) Class
A                                                 8,000    $   260,000
----------------------------------------------------------------------
                                                           $   260,000
----------------------------------------------------------------------
Restaurants -- 3.7%
----------------------------------------------------------------------
CKE Restaurants, Inc.(1)                         50,000    $   273,500
McDonald's Corp.                                 99,000      1,692,900
----------------------------------------------------------------------
                                                           $ 1,966,400
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Retail -- 6.1%
----------------------------------------------------------------------
CSK Auto Corp.(1)                                12,000    $   123,000
Dick's Sporting Goods, Inc.(1)                    7,000        210,910
Hollywood Entertainment Corp.(1)                124,400      2,208,100
Linens 'n Things, Inc.(1)                        18,000        381,420
Select Comfort Corp.(1)                           6,600         89,364
Tweeter Home Entertainment Group,
Inc.(1)                                          45,000        259,200
----------------------------------------------------------------------
                                                           $ 3,271,994
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 5.1%
----------------------------------------------------------------------
Abercrombie & Fitch Co. Class A(1)               28,000    $   920,640
AnnTaylor Stores Corp.(1)                        30,000        709,800
Burberry Group PLC                              120,000        501,970
Kohl's Corp.(1)                                  10,000        568,000
----------------------------------------------------------------------
                                                           $ 2,700,410
----------------------------------------------------------------------
Semiconductors -- 0.9%
----------------------------------------------------------------------
SIPEX Corp.(1)                                  140,000    $   471,800
----------------------------------------------------------------------
                                                           $   471,800
----------------------------------------------------------------------
Software -- 1.1%
----------------------------------------------------------------------
Eidos PLC(1)                                    265,000    $   577,574
----------------------------------------------------------------------
                                                           $   577,574
----------------------------------------------------------------------
Specialty Retail -- 1.5%
----------------------------------------------------------------------
CarMax, Inc.(1)                                  31,000    $   655,650
Rona, Inc.(1)                                    13,100        144,063
----------------------------------------------------------------------
                                                           $   799,713
----------------------------------------------------------------------
Telecommunications - Services -- 0.5%
----------------------------------------------------------------------
Amdocs Ltd.(1)                                   15,000    $   264,900
IDT Corp.(1)                                      1,000         14,280
----------------------------------------------------------------------
                                                           $   279,180
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $45,978,265)                           $52,892,796
----------------------------------------------------------------------

COMMERCIAL PAPER -- 1.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
G.E. Capital Corp., 1.36%, 5/1/03          $        921    $   921,000
----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $921,000)                           $   921,000
----------------------------------------------------------------------
Total Investments -- 101.0%
   (identified cost $46,899,265)                           $53,813,796
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.0)%                   $  (540,683)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $53,273,113
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $46,899,265)                           $53,813,796
Cash                                           86,086
Receivable for investments sold             2,893,498
Interest and dividends receivable               1,931
Prepaid expenses                                  101
-----------------------------------------------------
TOTAL ASSETS                              $56,795,412
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 3,503,932
Payable to affiliate for Trustees' fees           155
Accrued expenses                               18,212
-----------------------------------------------------
TOTAL LIABILITIES                         $ 3,522,299
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $53,273,113
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $46,358,582
Net unrealized appreciation (computed on
   the basis of identified cost)            6,914,531
-----------------------------------------------------
TOTAL                                     $53,273,113
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2003
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes, $3,827)  $   44,645
Interest                                      12,356
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   57,001
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  163,941
Trustees' fees and expenses                      449
Custodian fee                                 25,131
Legal and accounting services                 12,461
Miscellaneous                                    306
----------------------------------------------------
TOTAL EXPENSES                            $  202,288
----------------------------------------------------

NET INVESTMENT LOSS                       $ (145,287)
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (529,940)
   Foreign currency transactions                (195)
----------------------------------------------------
NET REALIZED LOSS                         $ (530,135)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $3,093,585
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $3,093,585
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,563,450
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,418,163
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (145,287) $       (281,818)
   Net realized loss                              (530,135)      (10,717,936)
   Net change in unrealized
      appreciation (depreciation)                3,093,585         1,856,909
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      2,418,163  $     (9,142,845)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     13,697,788  $     42,921,678
   Withdrawals                                 (11,738,836)      (19,274,525)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      1,958,952  $     23,647,153
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      4,377,115  $     14,504,308
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     48,895,998  $     34,391,690
----------------------------------------------------------------------------
AT END OF PERIOD                          $     53,273,113  $     48,895,998
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      -----------------------------------
                                  (UNAUDITED)           2002        2001        2000(1)
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.80%(2)        0.82%       1.09%         1.36%(2)
   Expenses after custodian
      fee reduction                      0.80%(2)        0.82%       1.09%         1.28%(2)
   Net investment loss                  (0.58)%(2)      (0.58)%     (0.36)%       (0.21)%(2)
Portfolio Turnover                        114%            225%        324%           90%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)                          5.22%         (12.80)%        --            --
-----------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $53,273         $48,896     $34,392       $ 4,012
-----------------------------------------------------------------------------------------

 (1) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Multi-Cap Opportunity Portfolio (formerly Capital Appreciation Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2003, the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund held approximately 69.2% interest in the Portfolio and one other investor owned an interest greater than 10% that was approximately 30.6%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices, on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the last bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 F Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 H Interim Financial Statements -- The interim financial statements relating to
   April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2003, the advisory fee amounted to $163,941. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $59,111,490 and $56,933,113, respectively, for the six months ended April 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2003 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $46,899,265
    -----------------------------------------------------
    Gross unrealized appreciation             $ 8,554,064
    Gross unrealized depreciation              (1,639,533)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 6,914,531
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2003, there were no outstanding obligations under these financial instruments.

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND

Officers

Thomas E. Faust Jr.
President

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Toni Y. Shimura
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Norton H. Reamer

Lynn A. Stout

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO

Officers

Duncan W. Richardson
President

Arieh Coll
Vice President and
Portfolio Manager

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER OF TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

824-6/03                                                                TMCAPSRC

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By: /s/ Thomas E. Faust Jr.
    -----------------------
    Thomas E. Faust Jr.
    President


Date: June 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James L. O'Connor
    -----------------------
    James L. O'Connor
    Treasurer


Date:    June 18, 2003


By: /s/ Thomas E. Faust Jr.
    -----------------------
    Thomas E. Faust Jr.
    President


Date: June 18, 2003